Accounts receivable - Additional Information (Detail) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	CAD 7,064	CAD 7,966
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	CAD 57,822	CAD 49,002